Investment Portfolioas of October 31, 2024 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 37.1%
Communication Services 3.6%
AT&T, Inc.:
2.25%, 2/1/2032	163,000	135,821
3.55%, 9/15/2055	220,000	152,711
5.4%, 2/15/2034	1,700,000	1,726,046
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,958,325
Charter Communications Operating LLC, 6.1%, 6/1/2029	570,000	582,145
Comcast Corp., 5.5%, 5/15/2064	250,000	243,868
Cox Communications, Inc., 144A, 5.95%, 9/1/2054	278,000	265,004
Meta Platforms, Inc.:
4.45%, 8/15/2052	181,000	159,001
4.75%, 8/15/2034	531,000	525,233
5.4%, 8/15/2054	291,000	292,330
Paramount Global:
4.2%, 6/1/2029	725,000	677,942
4.6%, 1/15/2045	265,000	190,953
4.95%, 1/15/2031	500,000	464,502
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	160,000	117,542
4.7%, 1/15/2035	623,000	600,134
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	81,766
2.85%, 9/3/2041	150,000	106,733
3.7%, 3/22/2061	132,000	93,958
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,250,000	1,095,417
		9,469,431
Consumer Discretionary 2.0%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	229,296
Aptiv PLC, 4.65%, 9/13/2029	554,000	538,969
BMW U.S. Capital LLC, 144A, 4.85%, 8/13/2031	545,000	538,202
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	1,021,000	986,695
5.8%, 3/8/2029	500,000	500,498
General Motors Financial Co., Inc., 5.55%, 7/15/2029	975,000	987,631
Home Depot, Inc., 4.95%, 6/25/2034	589,000	589,166
Lowe's Companies, Inc., 2.8%, 9/15/2041	198,000	139,620
McDonald's Corp., 5.45%, 8/14/2053	420,000	415,317
Mercedes-Benz Finance North America LLC, 144A, 5.125%, 8/1/2034	360,000	356,099
		5,281,493
Consumer Staples 1.7%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	178,000	166,183
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	223,000	201,265
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	358,000	343,358
Campbell Soup Co., 4.75%, 3/23/2035	449,000	431,594
JBS USA Holding Lux SARL, 144A, 6.75%, 3/15/2034	831,000	893,610
Kroger Co., 5.0%, 9/15/2034	500,000	491,806

Pepsico Singapore Financing I Pte. Ltd., 4.7%, 2/16/2034	850,000	839,307
Viterra Finance BV, 144A, 5.25%, 4/21/2032	750,000	740,113
Walmart, Inc., 4.5%, 4/15/2053	420,000	382,386
		4,489,622
Energy 5.3%
Aker BP ASA, 144A, 5.8%, 10/1/2054	690,000	646,320
Cheniere Energy, Inc., 5.65%, 4/15/2034	320,000	322,036
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	650,000	648,565
ConocoPhillips Co., 5.55%, 3/15/2054	310,000	309,427
Energy Transfer LP:
7.125%, 10/1/2054	1,105,000	1,116,750
90-day average SOFR + 3.279%, 7.85% (a), 11/1/2066	850,000	837,371
Eni SpA, 144A, 5.95%, 5/15/2054	515,000	511,528
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	890,000	937,322
Enterprise Products Operating LLC:
3.2%, 2/15/2052	425,000	287,384
Series E, 5.25%, 8/16/2077	1,500,000	1,473,618
EQT Corp., 5.75%, 2/1/2034 (b)	1,175,000	1,178,583
Hess Midstream Operations LP, 144A, 6.5%, 6/1/2029 (b)	1,000,000	1,016,594
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,500,000	1,724,672
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	350,000	337,663
144A, 5.875%, 7/17/2064	418,000	402,325
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	794,965
Western Midstream Operating LP, 5.45%, 11/15/2034	580,000	565,605
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	556,287
		13,667,015
Financials 11.3%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,030,802
Aircastle Ltd., 144A, 5.75%, 10/1/2031	434,000	440,645
Antares Holdings LP, 144A, 6.35%, 10/23/2029	711,000	701,774
Banco Santander SA, 5.538%, 3/14/2030	800,000	810,394
Bank of America Corp.:
2.972%, 7/21/2052	154,000	103,504
3.824%, 1/20/2028	210,000	205,733
5.468%, 1/23/2035	410,000	416,095
Bank of New York Mellon Corp.:
Series I, 3.75%, Perpetual	729,000	687,796
5.606%, 7/21/2039	470,000	476,859
Bank of Nova Scotia, 4.9%, Perpetual	1,500,000	1,486,112
Barclays PLC, 5.335%, 9/10/2035	347,000	339,998
Beacon Funding Trust, 144A, 6.266%, 8/15/2054 (c)	415,000	415,795
BlackRock Funding, Inc., 5.35%, 1/8/2055	365,000	365,338
Blackstone Private Credit Fund, 144A, 5.25%, 4/1/2030	1,216,000	1,177,155
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085 (c)	1,150,000	1,147,862
Charles Schwab Corp., Series F, 5.0%, Perpetual	1,500,000	1,433,447
Jane Street Group, 144A, 6.125%, 11/1/2032	133,000	133,086
JPMorgan Chase & Co.:
5.294%, 7/22/2035	488,000	490,728
5.766%, 4/22/2035	540,000	561,995
6.254%, 10/23/2034	300,000	322,374
6.875%, Perpetual	900,000	951,013
Lloyds Banking Group PLC, 5.679%, 1/5/2035	435,000	440,667
Macquarie Airfinance Holdings Ltd., 144A, 6.4%, 3/26/2029	1,000,000	1,030,495
Marex Group PLC, 6.404%, 11/4/2029 (c)	1,500,000	1,502,660
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	238,563

MetLife, Inc., 5.375%, 7/15/2033	555,000	570,189
Morgan Stanley:
5.32%, 7/19/2035	483,000	484,820
5.831%, 4/19/2035	770,000	800,274
Royal Bank of Canada:
5.15%, 2/1/2034	650,000	653,929
6.35%, 11/24/2084 (c)	2,000,000	1,927,500
Societe Generale SA:
144A, 5.519%, 1/19/2028	500,000	502,166
144A, 6.066%, 1/19/2035	550,000	556,352
Standard Chartered PLC:
144A, 5.005%, 10/15/2030	777,000	767,779
144A, 7.875%, Perpetual (b)	500,000	519,500
State Street Corp., Series J, 6.7%, Perpetual	1,000,000	1,027,072
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual	700,000	670,271
5.016%, 10/23/2035	367,000	358,341
5.33%, 7/23/2035	708,000	707,204
Series Y, 6.125%, Perpetual	1,143,000	1,133,691
U.S. Bancorp, 5.678%, 1/23/2035	590,000	604,776
UBS Group AG:
144A, 4.375%, Perpetual	301,000	254,405
144A, 7.75%, Perpetual	750,000	786,284
Wells Fargo & Co., 3.068%, 4/30/2041	132,000	99,203
		29,334,646
Health Care 2.5%
AbbVie, Inc., 5.05%, 3/15/2034	650,000	654,830
Amgen, Inc.:
3.0%, 1/15/2052	171,000	114,119
5.65%, 3/2/2053	318,000	319,917
Bristol-Myers Squibb Co., 6.25%, 11/15/2053	390,000	430,769
Elevance Health, Inc., 5.2%, 2/15/2035	1,500,000	1,494,255
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	308,419
5.2%, 8/14/2064	300,000	293,342
HCA, Inc.:
5.45%, 9/15/2034	411,000	408,083
6.0%, 4/1/2054	200,000	200,946
Laboratory Corp. of America Holdings, 4.55%, 4/1/2032	551,000	529,157
Novartis Capital Corp., 4.2%, 9/18/2034	590,000	559,418
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	780,000	768,458
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	370,779
		6,452,492
Industrials 3.4%
AS Mileage Plan IP Ltd., 144A, 5.308%, 10/20/2031	625,000	603,131
Automatic Data Processing, Inc., 4.45%, 9/9/2034	487,000	471,133
Boeing Co.:
144A, 6.259%, 5/1/2027	640,000	654,737
144A, 6.858%, 5/1/2054	730,000	782,726
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	410,000	402,778
Carrier Global Corp., 5.9%, 3/15/2034	820,000	861,521
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025	1,380,000	1,391,240
Lockheed Martin Corp., 5.2%, 2/15/2064	365,000	355,791
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,650,000	1,666,286
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	528,721

Union Pacific Corp., 4.95%, 5/15/2053	360,000	342,872
Waste Management, Inc., 4.95%, 3/15/2035 (c)	685,000	679,940
		8,740,876
Information Technology 2.8%
Accenture Capital, Inc.:
4.25%, 10/4/2031	639,000	619,339
4.5%, 10/4/2034	601,000	580,940
Amphenol Corp., 5.375%, 11/15/2054	305,000	302,174
Apple, Inc.:
2.375%, 2/8/2041	672,000	477,168
2.7%, 8/5/2051	502,000	325,986
Broadcom, Inc., 144A, 3.137%, 11/15/2035	378,000	310,587
Cisco Systems, Inc., 4.95%, 2/26/2031	1,360,000	1,377,832
Dell International LLC, 4.85%, 2/1/2035	525,000	504,340
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	340,000	333,239
Microsoft Corp., 2.921%, 3/17/2052	465,000	321,022
Oracle Corp.:
5.375%, 9/27/2054	220,000	209,307
5.5%, 9/27/2064	220,000	206,376
Salesforce, Inc., 2.9%, 7/15/2051	660,000	438,836
Texas Instruments, Inc., 5.15%, 2/8/2054	515,000	504,538
VMware LLC, 2.2%, 8/15/2031	755,000	630,570
		7,142,254
Materials 0.9%
Cleveland-Cliffs, Inc., 144A, 6.875%, 11/1/2029	515,000	516,997
Dow Chemical Co., 5.6%, 2/15/2054	265,000	259,857
Olin Corp., 5.0%, 2/1/2030	1,750,000	1,670,243
		2,447,097
Real Estate 0.2%
Prologis LP, (REIT), 5.25%, 3/15/2054	610,000	588,172
Utilities 3.4%
Atmos Energy Corp., 5.0%, 12/15/2054	308,000	287,036
Commonwealth Edison Co., 4.9%, 2/1/2033	533,000	531,956
Duke Energy Corp.:
3.25%, 1/15/2082	594,000	548,534
6.45%, 9/1/2054	747,000	759,230
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	180,581
Edison International, 5.25%, 3/15/2032 (c)	397,000	396,738
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	485,307
Eversource Energy, 5.5%, 1/1/2034	710,000	714,986
Florida Power & Light Co., 5.6%, 6/15/2054	650,000	671,021
Nevada Power Co., 6.0%, 3/15/2054	410,000	436,267
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054	627,000	656,553
NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,038,000	958,725
Pacific Gas & Electric Co., 5.9%, 10/1/2054	163,000	162,950
Sempra, 4.125%, 4/1/2052	1,000,000	948,513
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	250,152
Southern Co., Series 21-A, 3.75%, 9/15/2051	458,000	440,274
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	454,931
		8,883,754
Total Corporate Bonds (Cost $97,323,287)		96,496,852

Mortgage-Backed Securities Pass-Throughs 14.7%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,679,479	1,453,567
3.5%, with various maturities from 6/1/2028 until 7/1/2045	2,238,242	2,063,753
4.5%, 12/1/2040	24,057	23,560
5.5%, 6/1/2039	67,470	69,252
Federal National Mortgage Association:
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,344,817	1,229,195
4.5%, 11/1/2043	161,101	157,326
5.5%, with various maturities from 2/1/2031 until 11/1/2054 (c)	7,907,172	7,849,940
6.0%, 11/1/2054 (c)	14,300,000	14,389,089
Government National Mortgage Association:
4.5%, 7/15/2040	28,705	28,154
5.0%, 11/1/2054 (c)	9,100,000	8,884,339
5.5%, 11/1/2054 (c)	2,100,000	2,087,610
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,082,309)		38,235,785

Asset-Backed 11.2%
Automobile Receivables 1.7%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032 (c)	250,000	249,881
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032 (c)	250,000	249,879
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	421,178	425,209
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.157% (a), 12/26/2031	193,007	193,354
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	764,046
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,640,000	1,650,416
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032 (c)	500,000	499,675
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	268,749	271,511
		4,303,971
Credit Card Receivables 1.7%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	500,000	504,921
Capital One Multi-Asset Execution Trust, “B3”, Series 2005-B3, 90-day average SOFR + 0.812%, 5.468% (a), 5/15/2028	700,000	699,683
Evergreen Credit Card Trust, “A”, Series 2024-1A, 144A, SOFR + 0.68%, 5.512% (a), 7/17/2028	1,000,000	999,843
Mercury Financial Credit Card Master Trust:
“A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	500,000	504,726
“A”, Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,003,725
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030 (c)	750,000	749,927
		4,462,825
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	1,415	1,408
Miscellaneous 7.8%
AMSR Trust, “C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038	3,350,000	3,143,979
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 90-day average SOFR + 1.35%, 6.006% (a), 7/15/2037	500,000	501,388
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 6.967% (a), 4/26/2037	625,000	632,834

Apidos CLO XXIV Ltd., “C”, Series 2018-18A, 144A, 90-day average SOFR + 2.462%, 7.093% (a), 10/22/2030	1,250,000	1,255,032
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	437,330
Benefit Street Partners CLO XIV Ltd., “BR”, Series 2018-14A, 144A, 90-day average SOFR + 1.75%, 6.336% (a), 10/20/2037	250,000	249,979
Carlyle Global Market Strategies CLO Ltd., “BR4”, Series 2012-4A, 144A, 90-day average SOFR + 1.75%, 6.382% (a), 4/22/2032	500,000	500,750
CF Hippolyta Issuer LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,434,126	1,379,277
CIFC Funding Ltd., “BR”, Series 2022-7A, 144A, 90-day average SOFR + 1.7%, 6.26% (a), 1/22/2038 (c)	442,000	442,000
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	954,992
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 90-day average SOFR + 2.012%, 6.644% (a), 4/18/2031	2,200,000	2,204,189
Eaton Vance CLO Ltd., “AR2”, Series 2019-1A, 144A, 90-day average SOFR + 1.51%, 6.166% (a), 7/15/2037	1,000,000	1,007,263
Elmwood CLO II Ltd., “A2RR”, Series 2019-2A, 144A, 90-day average SOFR + 1.55%, 6.107% (a), 10/20/2037 (c)	500,000	500,000
Empower CLO Ltd., “A1R”, Series 2022-1A, 144A, 90-day average SOFR + 1.39%, 6.007% (a), 10/20/2037	500,000	501,996
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,624
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 90-day average SOFR + 1.37%, 5.962% (a), 10/20/2037 (c)	500,000	500,086
Hilton Grand Vacations Trust, “B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	860,197	864,359
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	832,439	838,068
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 90-day average SOFR + 1.56%, 6.113% (a), 10/21/2037 (c)	500,000	500,086
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	246,681	233,362
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	293,493
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	643,875
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	396,317	378,322
OCP CLO Ltd., “B1”, Series 2024-36A, 144A, 90-day average SOFR + 1.7%, 6.292% (a), 10/16/2037 (c)	500,000	500,086
OZLM XXIV Ltd., “A1AR”, Series 2019-24A, 144A, 90-day average SOFR + 1.422%, 6.039% (a), 7/20/2032	359,559	359,737
Palmer Square CLO Ltd., “C”, Series 2023-3A, 144A, 90-day average SOFR + 2.9%, 7.517% (a), 1/20/2037	250,000	254,020
Switch ABS Issuer LLC, “A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	498,502
Venture XXVII CLO Ltd., “AR”, Series 2017-27A, 144A, 90-day average SOFR + 1.312%, 5.929% (a), 7/20/2030	276,307	276,435
		20,361,064
Total Asset-Backed (Cost $30,378,200)		29,129,268

Commercial Mortgage-Backed Securities 6.7%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	2,000,000	1,725,000
“C”, Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	1,500,000	1,267,500
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	415,194
BPR Trust, “A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2029	357,000	355,499
BX Trust, “D”, Series 2019-OC11, 144A, 3.944% (a), 12/9/2041	1,500,000	1,358,973
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (a), 1/15/2044	1,000,000	810,259
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	472,781
GS Mortgage Securities Corp. II, “F”, Series 2005, 144A, 5.515%, 5/3/2032	1,000,000	974,371
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 30-day average SOFR + 1.941%, 6.745% (a), 5/15/2037	250,000	249,688

JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,250,000	966,813
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	906,419
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.061% (a), 6/15/2035	1,938,171	1,682,128
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 6.727% (a), 6/15/2039	1,000,000	996,875
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	998,442
MRCD Mortgage Trust:
“A”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	450,000	392,625
“B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	128,069
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	670,759
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	793,000	789,698
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,006,479
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 6.545% (a), 5/15/2039	500,000	494,406
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	841,839
Total Commercial Mortgage-Backed Securities (Cost $17,873,048)		17,503,817

Collateralized Mortgage Obligations 11.8%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	97,716	51,908
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	1,827,519	1,600,716
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 5.578% (a), 2/25/2034	35,893	35,208
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 7.73% (a), 12/25/2035	45,817	46,674
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	110,787	105,652
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	191,314	45,874
Federal Home Loan Mortgage Corp.:
“P”, Series 4916, 3.0%, 9/25/2049	6,558,361	5,772,263
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	61,085	8,087
Federal National Mortgage Association, “AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,587,700	1,307,579
Federal National Mortgage Association Connecticut Avenue Securities, “2B1”, Series 2024-R03, 144A, 30-day average SOFR + 2.8%, 7.657% (a), 3/25/2044	750,000	763,119
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	1,685,691	1,492,638
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	2,618,777	2,300,509
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,351,986	2,819,597
Freddie Mac Structured Agency Credit Risk Debt Notes, “M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.257% (a), 2/25/2042	1,000,000	1,022,580
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	388,855	7,290
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	737,243	151,155
JPMorgan Mortgage Trust:
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	720,118	640,115
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	222,143	197,093
“2A1”, Series 2006-A2, 5.209% (a), 4/25/2036	200,034	172,527
“A11”, Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.107% (a), 12/25/2054	935,433	935,570
Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,353,556	1,901,047
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 7.64% (a), 10/25/2033	66,429	64,143
Morgan Stanley Residential Mortgage Loan Trust, “A1”, Series 2024-INV2, 144A, 6.5%, 2/25/2054	1,568,526	1,581,755

RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	495,580	488,976
“A2”, Series 2024-INV2, 144A, 5.5%, 9/25/2054	5,917,149	5,802,735
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.007% (a), 7/25/2059	1,145,134	1,192,371
Total Collateralized Mortgage Obligations (Cost $33,216,834)		30,507,181

Government & Agency Obligations 27.5%
Sovereign Bonds 0.4%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	237,763
Mexico Government International Bond, 6.0%, 5/7/2036	940,000	911,955
		1,149,718
U.S. Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,702,669
U.S. Treasury Obligations 26.4%
U.S. Treasury Bills:
4.397% (d), 3/20/2025 (e)	700,000	688,161
4.744% (d), 3/20/2025 (e)	1,200,000	1,179,705
U.S. Treasury Bonds:
2.0%, 11/15/2041	7,028,000	4,891,598
4.25%, 2/15/2054	2,370,500	2,278,643
U.S. Treasury Notes:
4.0%, 7/31/2029	729,600	724,698
4.25%, 1/31/2026	11,331,800	11,329,144
4.25%, 3/15/2027	12,187,900	12,219,798
4.25%, 6/30/2031	8,075,600	8,086,010
4.375%, 5/15/2034	15,721,200	15,831,740
4.5%, 5/31/2029	11,303,100	11,465,582
		68,695,079
Total Government & Agency Obligations (Cost 72,721,569)		71,547,466

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	5,520

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.75% (g) (h) (Cost $1,378,018)	1,378,018	1,378,018

Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 4.86% (g) (Cost $18,590,313)	18,590,313	18,590,313

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $310,633,798)	116.7	303,394,220
Other Assets and Liabilities, Net	(16.7)	(43,335,374)
Net Assets	100.0	260,058,846
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2024 are as follows:
Value ($) at 1/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.75% (g) (h)
2,364,250	—	986,232 (i)	—	—	9,330	—	1,378,018	1,378,018
Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 4.86% (g)
12,371,984	195,033,342	188,815,013	—	—	816,974	—	18,590,313	18,590,313
DWS ESG Liquidity Fund "Capital Shares" (j)
3,668	99	3,768	1	—	104	—	—	—
14,739,902	195,033,441	189,805,013	1	—	826,408	—	19,968,331	19,968,331

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2024 amounted to $1,316,341, which is 0.5% of net assets.

(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At October 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2024.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2024	64	7,282,379	7,070,000	(212,379)
2 Year U.S. Treasury Note	USD	12/31/2024	380	78,961,009	78,259,219	(701,790)
5 Year U.S. Treasury Note	USD	12/31/2024	77	8,470,800	8,257,047	(213,753)
U.S. Treasury Long Bond	USD	12/19/2024	1	123,128	117,969	(5,159)
U.S. Treasury Ultra Bond	USD	12/19/2024	102	13,675,689	12,813,750	(861,939)
Total unrealized depreciation						(1,995,020)
At October 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2024	227	26,928,358	25,821,250	1,107,108
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$96,496,852	$—	$96,496,852
Mortgage-Backed Securities Pass-Throughs	—	38,235,785	—	38,235,785
Asset-Backed (a)	—	29,129,268	—	29,129,268
Commercial Mortgage-Backed Securities	—	17,503,817	—	17,503,817
Collateralized Mortgage Obligations	—	30,507,181	—	30,507,181
Government & Agency Obligations (a)	—	71,547,466	—	71,547,466
Warrants	—	—	5,520	5,520
Short-Term Investments (a)	19,968,331	—	—	19,968,331
Derivatives (b)
Futures Contracts	1,107,108	—	—	1,107,108
Total	$21,075,439	$283,420,369	$5,520	$304,501,328

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,995,020)	$—	$—	$(1,995,020)
Total	$(1,995,020)	$—	$—	$(1,995,020)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH3
R-080548-2 (1/25)